OTHER LIABILITIES - Additional Information (Detail) R$ in Thousands		12 Months Ended
		Dec. 31, 2021 BRL (R$) Employees	Dec. 31, 2020 BRL (R$) Employees
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans	[1]	R$ 673,458	R$ 783,184
Deferred revenue from performance obligations with customers	[2]	393,046	422,353
Post-retirement benefits [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans		34,774	39,029
Avon [member]
Disclosure Of Other Liabilities [Line Items]
Deferred revenue from performance obligations with customers		235,308	318,686
Avon [member] | Pension Plan [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans		445,804	609,691
Natura Cosmticos SA [Member]
Disclosure Of Other Liabilities [Line Items]
Deferred revenue from performance obligations with customers		R$ 121,341	R$ 103,667
Weighted average of life expectancy after retirement		20 years	19 years 9 months 18 days
Number of active employees | Employees		993	1,064
Number of retired and dependent employees. | Employees		473	537
Actuarial assumption of initial level of growth in medical cost.		4.25%
Actuarial gains (loss)		R$ 28,254
Natura Cosmticos SA [Member] | Bottom of range [member]
Disclosure Of Other Liabilities [Line Items]
Actuarial assumption of discount rates		7.02%
Natura Cosmticos SA [Member] | Top of range [member]
Disclosure Of Other Liabilities [Line Items]
Actuarial assumption of discount rates		9.01%
Natura Cosmetics [Member] | Post-retirement benefits [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans		R$ 124,649	R$ 134,194
Natura &Co International S.à r.l.
Disclosure Of Other Liabilities [Line Items]
Deferred revenue from performance obligations with customers		36,397
Natura &Co International S.à r.l. | Post-retirement benefits [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans		R$ 68,230

[1]	As of December 31, 2021, there is R$445,804 (R$609,691 as of December 31, 2020) related to Avon's pension plans, and R$34,774 (R$39,029 as of December 31, 2020) related to post-employment plans of subsidiary Avon, and R$124,649 (R$134,194 as of December 31, 2020) related to post-employment healthcare plans of subsidiary Natura Cosmeticos and R$68,230 as of December 31, 2021 related to post-employment healthcare plans of subsidiary Natura &Co International.
[2]	Refers to the deferral of revenue of performance obligations related to loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct selling consultants, of which R$235,308 (R$318,686 as of December 31, 2020) related to subsidiary Avon, R$121,341 (R$103,667 as of December 31, 2020) related to subsidiary Natura Cosmeticos consolidated and R$36,397 related to subsidiary Natura & Co International.